Consolidated Statement Of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating revenues
Service	$ 3,350,431	$ 3,397,937	$ 3,594,773
Equipment sales	646,422	494,810	324,063
Total operating revenues	3,996,853	3,892,747	3,918,836
Operating expenses
System operations (excluding Depreciation, amortization and accretion reported below)	775,042	769,911	763,435
Cost of equipment sold	1,052,810	1,192,669	999,000
Selling, general and administrative (including charges from affiliates of $96.2 million, $91.1 million and $99.2 million in 2015, 2014 and 2013)	1,493,730	1,591,914	1,677,395
Depreciation, amortization and accretion	606,455	605,997	803,781
(Gain) loss on asset disposals, net	16,313	21,469	30,606
(Gain) loss on sale of business and other exit costs, net	(113,555)	(32,830)	(246,767)
(Gain) loss on license sales and exchanges	(146,884)	(112,993)	(255,479)
Total operating expenses	3,683,911	4,036,137	3,771,971
Operating income (loss)	312,942	(143,390)	146,865
Investment and other income (expense)
Equity in earnings of unconsolidated entities	140,083	129,764	131,949
Interest and dividend income	36,332	12,148	3,961
Gain (loss) on investments			18,556
Interest expense	(86,194)	(57,386)	(43,963)
Other, net	466	160	288
Total investment and other income	90,687	84,686	110,791
Income (loss) before income taxes	403,629	(58,704)	257,656
Income tax expense (benefit)	156,334	(11,782)	113,134
Net income (loss)	247,295	(46,922)	144,522
Less: Net income (loss) attributable to noncontrolling interests, net of tax	5,948	(4,110)	4,484
Net income (loss) attributable to U.S. Cellular shareholders	$ 241,347	$ (42,812)	$ 140,038
Basic weighted average shares outstanding	84,248	84,213	83,968
Basic earnings (loss) per share attributable to U.S. Cellular shareholders	$ 2.86	$ (0.51)	$ 1.67
Diluted weighted average shares outstanding	84,891	84,213	84,730
Diluted earnings (loss) per share attributable to U.S. Cellular shareholders	$ 2.84	$ (0.51)	$ 1.65
Special dividend per share to U.S. Cellular shareholders			$ 5.75